S000025838 [Member] Investment Strategy - AMG GW&K Municipal Bond Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in municipal bonds that are exempt from federal income tax. This policy is fundamental and may not be changed without shareholder approval. In addition, up to 100% of the Fund’s assets may be invested in municipal bonds, the interest on which may be subject to the federal alternative minimum tax.
GW&K Investment Management, LLC, the subadviser to the Fund (“GW&K” or the “Subadviser”), normally invests in municipal bonds that are rated “investment grade” by a nationally recognized statistical rating organization (“NRSRO”), such as Moody’s Investors Service, Inc. (“Moody’s”) or S&P Global Ratings (“S&P”). Investment grade securities are rated at least in the Baa major rating category by Moody’s or the BBB major rating category by S&P or rated similarly by another NRSRO. From time to time, the Fund may invest in unrated municipal bonds, which are considered by the Subadviser to be of comparable quality and creditworthiness as investment grade rated securities. In cases where the credit ratings agencies have assigned different credit ratings to the same security, the Fund will use the median rating when three NRSROs provide ratings (split-to-middle). When ratings are available from only two NRSROs, the Fund will assign the lower of the two ratings (split-to-low). The Fund may continue to hold securities that are downgraded in credit rating subsequent to their purchase if GW&K believes it would be advantageous to do so. The Fund has no limitations on the maturity of individual securities, but expects to maintain a dollar-weighted average maturity of 6 to 12 years. The Fund expects to maintain an average effective duration of +/- 25% of the average effective duration of the Bloomberg 10-Year Municipal Bond Index, which was 5.76 years as of February 28, 2026. The Fund’s average weighted portfolio maturity and duration may vary from time to time depending on the Subadviser’s views on the direction of interest rates.
In selecting municipal bonds, the Subadviser uses a bottom-up, research-driven process based on its assessment of creditworthiness and geographic diversification of issuers and market availability of municipal bonds. The Subadviser typically invests for the long-term and seeks opportunities across the yield curve while retaining flexibility to react to interest rate shifts. Although the Fund invests nationally and seeks to be diversified by geography and across sectors of the municipal bond market, the Fund may at times invest a significant portion of its assets in a particular state or region or in a particular sector due to market conditions.